FAIR VALUE MEASUREMENT - Estimate Fair Value of Financial Instruments Not Carried at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Loans	$ 5,005	$ 5,901
Liabilities
Deposits	907,887	899,332
Allowance for loan losses	12,626	15,994	$ 19,648	$ 25,455
Lease finance receivables	2,400	2,700
Corporate
Assets
Loans	4,971	5,858
Carrying value
Assets
Investments	41,700	30,500
Federal funds sold and securities borrowed or purchased under agreements to resell	81,700	98,400
Loans	597,500	620,000
Other financial assets	186,500	213,800
Liabilities
Deposits	906,300	897,600
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	109,700	136,700
Long-term debt	176,000	196,900
Other financial liabilities	97,600	136,200
Fair value
Assets
Investments	42,700	32,200
Federal funds sold and securities borrowed or purchased under agreements to resell	81,700	98,400
Loans	599,400	617,600
Other financial assets	186,500	213,800
Liabilities
Deposits	896,700	894,400
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	109,700	136,700
Long-term debt	180,800	202,500
Other financial liabilities	97,600	136,200
Fair value | Level 1
Assets
Investments	3,500	4,500
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Loans	0	0
Other financial assets	6,900	8,300
Liabilities
Deposits	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Fair value | Level 2
Assets
Investments	36,400	25,200
Federal funds sold and securities borrowed or purchased under agreements to resell	77,400	89,700
Loans	6,000	5,600
Other financial assets	126,200	151,900
Liabilities
Deposits	749,400	766,700
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	109,400	136,500
Long-term debt	153,800	172,700
Other financial liabilities	18,000	41,400
Fair value | Level 3
Assets
Investments	2,800	2,500
Federal funds sold and securities borrowed or purchased under agreements to resell	4,300	8,700
Loans	593,400	612,000
Other financial assets	53,400	53,600
Liabilities
Deposits	147,300	127,700
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase and securities loaned	300	200
Long-term debt	27,000	29,800
Other financial liabilities	79,600	94,800
Fair value | Level 3 | Corporate
Fair value measurements additional disclosures
Unfunded lending commitments	$ 7,000	$ 5,500